                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21872

Catalyst Funds

               (Exact name of registrant as specified in charter)

630 Fitzwatertown Road           Willow Grove, PA  19090

(Address of principal executive offices) (Zip code)

Matrix Capital Group, Inc.

630 Fitzwatertown Road    Building A, 2nd Floor

Willow Grove, PA    19090-1904

                     (Name and address of agent for service)

Registrant's telephone number, including area code:  1.866.447.4228

Date of fiscal year end: 06/30/2009

Date of reporting period: 03/31/2009

Item 1. Schedule of Investments.

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

CATALYST FUNDS
CATALYST VALUE FUND
SCHEDULE OF INVESTMENTS

March 31, 2009 (Unaudited)

COMMON STOCK - (94.66%)	Shares	Value

Biotechnology - (1.59%)
Martek Biosciences Corp.	6,700	$ 122,275

Commercial Services - (11.35%)
American Public Education, Inc. *	3,765	158,356
Geo Group, Inc. *	21,900	290,175
Heartland Payment Systems, Inc.	22,300	147,403
Parexel International Corp.	28,400	276,332
		872,266

Computers - (0.66%)
Western Digital Corp. *	2,625	50,768

Electronics - (3.44%)
Daktronics, Inc.	27,000	176,850
Orbotech Ltd. *	23,100	87,549
		264,399

Healthcare Products & Services - (12.82%)
Gen-Probe, Inc. *	6,800	309,944
Healthways, Inc. *	14,000	122,780
NuVasive, Inc. *	8,300	260,454
Orthofix International NV *	5,400	100,008
PSS World Medical, Inc. *	13,400	192,290
		985,476

Insurance - (1.23%)
Brown & Brown, Inc.	5,000	94,550

Internet - (2.33%)
Constant Contact, Inc. *	12,800	179,072

Miscellaneous Manufacturer - (3.62%)
Hexcel Corp. *	42,400	278,568

CATALYST FUNDS
CATALYST VALUE FUND
SCHEDULE OF INVESTMENTS

March 31, 2009 (Unaudited)

COMMON STOCK - (94.66%) (Continued)	Shares	Value

Oil & Gas - (12.69%)
Newfield Exploration Co. *	11,250	$ 255,375
Tesco Corp. *	35,650	278,783
XTO Energy, Inc.	14,403	441,020
		975,178

Pharmaceuticals - (10.29%)
Auxilium Pharmaceuticals, Inc. *	3,650	101,178
BioScrip, Inc. *	112,500	263,250
Catalyst Health Solutions, Inc. *	19,500	386,490
China Sky One Medical, Inc. *	3,485	40,078
		790,996
Retail - (5.86%)
J Crew Group, Inc. *	7,725	101,816
Urban Outfitters, Inc. *	8,400	137,508
Zumiez, Inc.*	21,800	211,460
		450,784
Semiconductors - (7.19%)
ATMI, Inc. *	20,800	320,944
AXT, Inc. *	59,000	50,150
O2Micro International Ltd. - ADR *	53,200	181,944
		553,038

Software - (15.27%)
Activision Blizzard, Inc. *	34,400	359,824
Avid Technology, Inc. *	8,500	77,690
Bottomline Technologies, Inc. *	43,500	286,230
Ebix, Inc. *	2,160	53,676
Phase Forward, Inc. *	22,100	282,659
Verint Systems, Inc. *	17,500	61,250
Versant Corp. *	3,055	52,515
		1,173,844

Telecommunications - (6.32%)
Arris Group, Inc. *	39,200	288,904
Globecomm Systems, Inc. *	34,000	196,860
		485,764

TOTAL COMMON STOCK (Cost $11,084,513)		7,276,978
CATALYST FUNDS
CATALYST VALUE FUND
SCHEDULE OF INVESTMENTS

March 31, 2009 (Unaudited)

	Shares	Value

INVESTMENT COMPANIES - (0.63%)
Small Cap Premium & Dividend Income Fund, Inc.	6,022	$ 48,778
TOTAL INVESTMENT COMPANIES - (Cost $60,249)		48,778

PREFERRED STOCK - (2.21%)

Banks - (0.91%)
Merrill Lynch & Co. Series MER	1,720	17,974
Wachovia Corp. Series L	108	51,731
		69,705

Diversified Financial Services - (0.87%)
Morgan Stanley Capital Trust VI	4,307	66,715

Insurance - (0.43%)
American International Group, Inc.	6,100	32,940

TOTAL PREFERRED STOCK (Cost $204,232)		169,360

SHORT-TERM INVESTMENTS - (7.32%)
Fidelity Institutional Money Market Fund Class I, 1.02% **	562,623	562,623
TOTAL SHORT-TERM INVESTMENTS - (Cost $562,623)		562,623

TOTAL INVESTMENTS (Cost $11,911,617) - 104.82%		$ 8,057,739

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (4.82%)		(370,316)

NET ASSETS - 100.00%		$ 7,687,423

* Non-income producing security.
** Rate shown represents the rate at March 31, 2009, is subject to change and resets daily.
ADR American Depositary Receipt.
These accompanying notes are an integral part of this schedule of investments.

CATALYST FUNDS
TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS

March 31, 2009 (Unaudited)

COMMON STOCK - (29.11%)	Shares	Value

Banks - (0.43%)
Bank of America Corp.	1,900	$ 12,958

Diversified Financial Services - (2.63%)
AllianceBernstein Holding LP	1,400	20,608
Blackstone Group LP	4,500	32,625
Citigroup, Inc.	4,500	11,385
Fortress Investment Group LLC	6,100	15,311
		79,929
Investment Companies - (6.90%)
American Capital Ltd.	4,600	8,602
Apollo Investment Corp.	5,200	18,096
Ares Capital Corp.	18,500	89,540
Highland Distressed Opportunities, Inc.	10,200	20,298
Kohlberg Capital Corp.	7,500	22,950
Prospect Capital Corp.	5,900	50,268
		209,754
Miscellaneous Manufacturing - (1.00%)
General Electric Co.	3,000	30,330

Oil & Gas - (0.77%)
BreitBurn Energy Partners LP	3,600	23,508

Pharmaceuticals - (2.06%)
Pfizer, Inc.	4,600	62,652

Pipelines - (6.77%)
Boardwalk Pipeline Partners LP	3,400	76,160
Buckeye Partners LP	1,800	64,188
TC Pipelines LP	2,200	65,450
		205,798
Real Estate Investment Trust - (6.90%)
Arbor Realty Trust, Inc.	4,600	3,312
BioMed Realty Trust, Inc.	3,300	22,341
Entertainment Properties Trust	1,600	25,216
Hospitality Properties Trust	2,100	25,200
iStar Financial, Inc.	3,400	9,554
Medical Properties Trust, Inc.	5,600	20,440
National Retail Properties, Inc.	3,800	60,192
Sovran Self Storage, Inc.	1,900	38,152
Strategic Hotels & Resorts, Inc.	8,000	5,520
		209,927
Transportation - (0.89%)
Seaspan Corp.	3,300	27,126

Trucking & Leasing - (0.76%)
Aircastle Ltd.	5,000	23,250

TOTAL COMMON STOCK (Cost $2,418,358)		885,232

CONVERTIBLE CORPORATE BONDS - (13.69%)	Principal	Value

Electrical Components & Equipment - (3.01%)
JA Solar Holdings Co, 4.50%, 05/15/2013	$ 186,000	$ 91,605

Healthcare - Products & Services- (5.12%)
Affymetrix Inc., 3.50%, 01/15/2038	162,000	85,050
Nektar Therapeutics, 3.25%, 09/28/2012	109,000	70,577
		155,627

Semiconductors - (5.56%)
Advanced Micro Devices, Inc., 6.00%, 05/01/2015	202,000	75,498
Diodes Inc., 2.25%, 10/01/2026	123,000	93,788
		169,286

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $400,719)		416,518

CORPORATE BONDS - (50.17%)	Principal	Value

Auto Parts & Equipment - (0.59%)
American Axle & Manufacturing, Inc., 7.875%, 03/01/2017	$ 86,000	$ 18,060

Building Materials - (1.39%)
US Concrete, Inc., 8.375%, 04/01/2014	106,000	42,400

Commercial Services - (4.97%)
H&E Equipment Services, Inc., 8.375%, 07/15/2016	90,000	56,700
United Rentals North America, Inc., 6.50%, 02/15/2012	118,000	94,400
		151,100
Diversified Finanicial Services - (12.36%)
CIT Group, Inc., 4.75%, 12/15/2010	156,000	125,803
Ford Motor Credit Co. LLC, 7.00%, 10/01/2013	193,000	129,052
GMAC LLC, 7.25%, 03/02/2011	186,000	121,084
		375,939
Energy - Alternate Sources - (0.84%)
Aventine Renewable Energy Holdings, Inc., 10.00%, 04/01/2017 **	142,000	25,560

Healthcare - Services - (2.03%)
Tenet Healthcare Corp., 9.875%, 07/01/2014	79,000	61,620

Holding Companies - Diversified - (1.88%)
Capmark Financial Group, Inc., 7.875%, 05/10/2012	289,000	57,263

Home Builders - (0.74%)
M/I Homes, Inc., 6.875%, 04/01/2012	43,000	22,575

Lodging - (6.22%)
Boyd Gaming Corp., 6.75%, 04/15/2014	100,000	58,000
MGM Mirage, 6.625%, 07/15/2015	93,000	33,015
MGM Mirage, 7.625%, 01/15/2017	24,000	8,520
Trump Entertainment Resorts, Inc., 8.50%, 06/01/2015**	281,000	22,480
Wynn Las Vegas LLC, 6.625%, 12/01/2014	89,000	67,195
		189,210
Oil & Gas - (4.13%)
Brigham Exploration Co., 9.625%, 05/01/2014	134,000	40,870
Clayton Williams Energy, Inc., 7.75%, 08/01/2013	69,000	42,780
Dune Energy, Inc., 10.50%, 06/01/2012	178,000	41,830
		125,480
Real Estate Investment Trust - (2.58%)
iStar Financial, Inc., 1.63375%, 03/09/2010 *	119,000	78,540

Telecommunications - (10.41%)
Cricket Communications, Inc., 9.375%, 11/01/2014	84,000	80,010
Level 3 Financing, Inc., 9.25%, 11/01/2014	143,000	98,670
MetroPCS Wireless, Inc., 9.25%, 11/01/2014	66,000	64,020
Sprint Capital Corp., 7.625%, 01/30/2011	80,000	74,000
		316,700
Transportation - (2.03%)
PHI Inc., 7.125%, 04/15/2013	100,000	61,625

TOTAL CORPORATE BONDS (Cost $2,392,457)		1,526,072

SHORT-TERM INVESTMENTS - (5.31%)
Fidelity Institutional Money Market Fund Class I, 1.02% ***	161,604	161,604
TOTAL SHORT-TERM INVESTMENTS - (Cost $161,604)		161,604

TOTAL INVESTMENTS (Cost $5,373,138) - 98.28%		$ 2,989,426

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.72%		52,172

NET ASSETS - 100.00%		$ 3,041,598

* Rate shown represents the rate at March 31, 2009, is subject to change and resets quarterly.
** Represents issuer in default on interest payment; non-income producing security.
*** Rate shown represents the rate at March 31, 2009, is subject to change and resets daily.

CATALYST FUNDS
HIGH INCOME FUND
SCHEDULE OF INVESTMENTS

March 31, 2009 (Unaudited)

CONVERTIBLE CORPORATE BONDS - (17.83%)	Principal	Value

Electrical Components & Equipment - (2.64%)
JA Solar Holdings Co., 4.50%, 05/15/2013	$ 1,060,000	$ 522,050

Healthcare - Products & Services- (6.61%)
Affymetrix, Inc., 3.50%, 01/15/2038	1,540,000	808,500
Nektar Therapeutics, 3.25%, 09/28/2012	766,000	495,985
		1,304,485
Real Estate Investment Trust - (2.99%)
Hospitality Properties Trust, 3.80%, 03/15/2027	802,000	589,470

Semiconductors - (5.59%)
Advanced Micro Devices, Inc., 6.00%, 05/01/2015	1,459,000	545,301
Diodes, Inc., 2.25%, 10/01/2026	731,000	557,388
		1,102,689

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $3,644,171)		3,518,694

CORPORATE BONDS - (65.79%)

Auto Parts & Equipment - (0.36%)
American Axle & Manufacturing, Inc., 7.875%, 03/01/2017	342,000	71,820

Building Materials - (1.21%)
US Concrete, Inc., 8.375%, 04/01/2014	598,000	239,200

Commercial Services - (2.31%)
H&E Equipment Services, Inc., 8.375%, 07/15/2016	380,000	239,400
United Rentals North America, Inc., 6.50%, 02/15/2012	271,000	216,800
		456,200
Computers (1.78%)
Unisys Corp., 12.50%, 01/15/2016	1,343,000	350,859

Diversified Finanicial Services - (16.88%)
CIT Group, Inc., 4.75%, 12/15/2010	1,090,000	879,010
Ford Motor Credit Co. LLC, 7.00%, 10/01/2013	1,252,000	837,165
GMAC LLC, 7.25%, 03/02/2011	1,135,000	738,873
Icahn Enterprises Finance Corp., 7.125%, 02/15/2013	1,102,000	876,090
		3,331,138
Energy - Alternate Sources - (0.51%)
Aventine Renewable Energy Holdings, Inc., 10.00%, 04/01/2017 **	561,000	100,980

Healthcare - Services - (2.42%)
Tenet Healthcare Corp., 9.875%, 07/01/2014	612,000	477,360

Holding Companies - Diversified - (1.52%)
Capmark Financial Group, Inc., 7.875%, 05/10/2012	1,514,000	299,988

Home Builders - (0.06%)
M/I Homes, Inc., 6.875%, 04/01/2012	22,000	11,550

Lodging - (9.77%)
Boyd Gaming Corp., 6.75%, 04/15/2014	599,000	347,420
Gaylord Entertainment Co., 8.00%, 11/15/2013	521,000	343,860
MGM Mirage, 6.625%, 07/15/2015	241,000	85,555
MGM Mirage, 7.625%, 01/15/2017	708,000	251,340
Trump Entertainment Resorts, Inc., 8.50%, 06/01/2015 **	1,072,000	85,760
Wynn Las Vegas LLC, 6.625%, 12/01/2014	1,080,000	815,400
		1,929,335

CORPORATE BONDS - (65.79%) (continued)	Principal	Value

Oil & Gas - (4.96%)
Brigham Exploration Co., 9.625%, 05/01/2014	$ 908,000	$ 276,940
Callon Petroleum Co., 9.75%, 12/08/2010	31,000	12,400
Clayton Williams Energy, Inc., 7.75%, 08/01/2013	328,000	203,360
Dune Energy, Inc., 10.50%, 06/01/2012	1,282,000	301,270
United Refining Co., 10.50%, 08/15/2012	319,000	185,020
		978,990
Real Estate Investment Trust - (4.28%)
iStar Financial, Inc., 1.63375%, 03/09/2010 *	1,281,000	845,460

Semiconductors - (3.06%)
Amkor Technology, Inc., 9.25%, 06/01/2016	785,000	604,450

Transportation - (2.71%)
PHI, Inc., 7.125%, 04/15/2013	869,000	535,521

Telecommunications - (13.96%)
Cricket Communications, Inc., 9.375%, 11/01/2014	531,000	505,777
Level 3 Financing, Inc., 9.25%, 11/01/2014	852,000	587,880
MetroPCS Wireless, Inc., 9.25%, 11/01/2014	838,000	812,860
Sprint Capital Group, 7.625%, 01/30/2011	918,000	849,150
		2,755,667

TOTAL CORPORATE BONDS (Cost $17,622,078)		12,988,518

SHORT-TERM INVESTMENTS - (15.02%)
Fidelity Institutional Money Market Fund Class I, 1.02% ***	2,965,724	2,965,724
TOTAL SHORT-TERM INVESTMENTS - (Cost $2,965,724)		2,965,724

TOTAL INVESTMENTS (Cost $24,231,973) - 98.64%		$ 19,472,936

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.36%		267,823

NET ASSETS - 100.00%		$ 19,740,759

* Rate shown represents the rate at March 31, 2009, is subject to change and resets quarterly.
** Represents issuer in default on interest payment; non-income producing security.
*** Rate shown represents the rate at March 31, 2009, is subject to change and resets daily.

CATALYST FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2009 (Unaudited)

INVESTMENT VALUATION

The net asset value per share of the Funds are determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.   When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by Catalyst Capital Advisors LLC (the “Manager”), the Funds’ investment manager, using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls exists, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The Catalyst Value Fund (the “Value Fund”) adopted Statement on Financial Accounting Standards No. 157 "Fair Value Measurements" ("SFAS 157") effective July 1, 2007.  The Catalyst High Income Fund (the “High Income Fund”) and Catalyst Total Return Fund (the “Total Return Fund”) adopted SFAS 157 effective May 21, 2008. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS 157 applies to fair value measurements already required or permitted by existing standards.  In accordance with SFAS 157, fair value is defined as the price that would be received by the Funds upon selling an asset or paid by the Funds to transfer a liability in an orderly transaction between market participants at the measurement date.  In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value.  The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs.  The three-level hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3.

The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ net assets as of March 31, 2009:

		High Income	Total Return
Level	Value Fund	Fund	Fund
Level 1	$ 7,495,116	$ -	$ 885,232
Level 2	562,623	19,472,936	2,104,194
Level 3	-	-	-
Total	$ 8,057,739	$ 19,472,936	$ 2,989,426

For U.S. federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation (depreciation) of investments at March 31, 2009 for each Fund were as follows:

		Gross	Gross	Net
Fund	Cost	Appreciation	Depreciation	Depreciation
Value Fund	$ 11,911,617	$ 1,283,454	$ (5,137,332)	$ (3,853,878)
High Income Fund	24,246,848	643,946	(5,417,858)	(4,773,912)
Total Return Fund	5,373,138	73,664	(2,457,376)	(2,383,712)

The difference between book basis and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

CATALYST FUNDS
LISTED PRIVATE EQUITY PLUS FUND
SCHEDULE OF INVESTMENTS
March 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCK (89.26%)

BELGIUM (2.73%)
Gimv NV *	375	$ 16,235

BERMUDA (5.29%)
Lazard Ltd.	1,070	31,458

CANADA (2.82%)
Onex Corp.	1,365	16,757

FRANCE (0.83%)
Altamir Amboise	2,750	4,932

GERMANY (3.35%)
Deutsche Beteiligungs AG	1,600	19,894

GREAT BRITAIN (7.37%)
Electra Private Equity Plc. *	1,000	8,292
Graphite Enterprise Trust Plc.	4,068	9,717
HgCapital Trust Plc.	1,000	10,064
LMS Capital Plc. *	27,800	15,753
		43,826

GUERNSEY (5.92%)
KKR Private Equity Investors LP *	12,000	35,160

ISRAEL (3.47%)
Africa Israel Investments Ltd.	600	5,218
Israel Corp. Ltd.	50	15,415
		20,633
JAPAN (2.37%)
JAFCO Co. Ltd.	800	14,102

SWEDEN (9.24%)
Investor AB - B Shares	2,500	31,705
Ratos AB - B Shares	1,525	23,236
		54,941

SWITZERLAND (4.55%)
Partners Group Holding AG	450	27,023

COMMON STOCK (89.26%) (continued)

UNITED STATES (41.32%)
Blackstone Group, LP	6,975	$ 50,569
Evercore Partners, Inc.	1,950	30,128
Fifth Street Finance Corp.	3,300	25,542
Fortress Investment Group LLC	9,000	22,590
Greenhill & Co., Inc.	385	28,432
KBW, Inc. *	1,225	24,929
Leucadia National Corp.	2,205	32,832
SVB Financial Group *	1,525	30,515
		245,537

TOTAL COMMON STOCK (Cost $736,779)		530,498

SHORT TERM INVESTMENTS (10.58%)
Fidelity Institutional Money Market Fund Class I, 1.02% **	62,881	62,881
TOTAL SHORT TERM INVESTMENTS (Cost $62,881)		62,881

TOTAL INVESTMENTS (Cost $799,660) - 99.84%		$ 593,379

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.16%		922

NET ASSETS - 100%		$ 594,301

* Non-income producing security.
** Rate shown represents the rate at March 31, 2009, is subject to change and resets daily.

The industry breakdown of the Fund's common stock as of March 31, 2009 as a percentage of total net assets is as follows:

Industry Category	Percentage

Banks	5.14%
Closed-end Funds	7.37%
Diversified Financial Services	39.02%
Diversified Holding Companies	5.52%
Investment Companies	22.05%
Real Estate	0.88%
Venture Capital	9.28%
Total Common Stock	89.26%

The accompanying notes are an integral part of this schedule of investments.

CATALYST FUNDS

LISTED PRIVATE EQUITY PLUS FUND

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2009 (unaudited)

INVESTMENT VALUATION

The net asset value per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.  When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by Vista Research and Management, LLC (the "Manager") using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls exists since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The Listed Private Equity Plus Fund (the "Private Equity Fund") adopted Statement on Financial Accounting Standards No. 157 "Fair Value Measurements" ("SFAS 157") on July 1, 2008.  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  The Fund does not believe adoption of SFAS No. 157 has made a material impact on the Fund’s financial statements.  In accordance with SFAS 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date.  In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value.  The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The valuation techniques used to measure fair value should

CATALYST FUNDS

LISTED PRIVATE EQUITY PLUS FUND

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2009 (unaudited)

maximize the use of observable inputs and minimize the use of unobservable inputs.  The three-level hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3.

SFAS No. 157 – Summary of Fair Value Exposure at March 31, 2009

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining fair value investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ net assets as of March 31, 2009:

Level	Private Equity Fund
Level 1	$ 530,498
Level 2	62,881
Level 3	-
Total	$ 593,379

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation and net unrealized appreciation/(depreciation) of investments at March 31, 2009 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Depreciation
$ 817,068	$44,791	$ (268,480)	$ (223,689)

The difference between book basis and tax-basis unrealized depreciation at March 31, 2009 is attributable primarily to the tax deferral of losses on wash sales.

CATALYST FUNDS
AMERICA FIRST QUANTITATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
March 31, 2009 (Unaudited)

COMMON STOCK - (67.97%)	Shares	Value

AEROSPACE & DEFENSE - (1.37%)
Argon ST, Inc. *	755	$ 14,322
Triumph Group, Inc.	387	14,783
		29,105
AGRICULTURE - (4.34%)
Andersons, Inc.	705	9,969
Bunge Ltd.	1,446	81,916
		91,885
AIRLINES - (0.39%)
Republic Airways Holdings, Inc. *	1,271	8,236

APPAREL - (0.63%)
Coach, Inc. *	803	13,410

AUTO MANUFACTURERS - (4.28%)
Toyota Motor Corp. ADR	708	44,816
Volvo AB ADR	8,696	45,915
		90,731
AUTO PARTS & EQUIPMENT - (1.98%)
Autoliv, Inc. *	2,264	42,042

BANKS - (2.39%)
Banco Bilbao Vizcaya Argentaria SA ADR	5,205	42,317
National Penn Bancshares, Inc.	1,012	8,400
		50,717
BEVERAGES - (1.06%)
Hansen Natural Corp. *	626	22,536

BUILDING MATERIALS - (2.60%)
Cemex SAB de CV ADR *	8,503	53,144
NCI Building Systems, Inc. *	854	1,896
		55,040
CHEMICALS - (1.11%)
Nova Chemicals Corp. *	4,068	23,432

COMMERCIAL SERVICES - (3.10%)
Corporate Executive Board Co.	571	8,279
Kelly Services, Inc.	1,119	9,008
Kenexa Corp. *	2,106	11,351
MPS Group, Inc. *	2,052	12,209
Pre-Paid Legal Services, Inc. *	398	11,554
Standard Parking Corp. *	815	13,366
		65,767
DIVERSIFIED FINANCIAL SERVICES - (0.36%)
Federal Agricultural Mortgage Corp.	2,815	7,544

ELECTRICAL EQUIPMENT - (0.53%)
Insteel Industries, Inc.	1,598	11,122

ELECTRONICS - (2.28%)
Koninklijke Philips Electronics NV ADR	3,243	48,223

FOOD - (1.85%)
Fresh Del Monte Produce, Inc. *	2,388	39,211

HEALTHCARE - PRODUCTS - (0.71%)
Hologic, Inc. *	1,149	15,040

INSURANCE - (5.15%)
ACE Ltd.	1,204	48,642
PartnerRe Ltd.	975	60,518
		109,160
INTERNET - (3.09%)
F5 Networks, Inc. *	631	13,219
PC-Tel, Inc.	2,512	10,802
United Online, Inc.	2,021	9,014
Valueclick, Inc. *	2,206	18,773
VeriSign, Inc. *	728	13,737
		65,545
LEISURE TIME - (1.49%)
Royal Caribbean Cruises Ltd.	3,950	31,639

METAL FABRICATE - (0.28%)
NN, Inc.	4,704	5,927

CATALYST FUNDS
AMERICA FIRST QUANTITATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
March 31, 2009 (Unaudited)

COMMON STOCK - (67.97%) (Continued)	Shares	Value

MINING - (0.03%)
Teck Cominco Ltd.	110	$ 610

MISCELLANEOUS MANUFACTURING - (0.84%)
John Bean Technologies Corp.	1,710	17,887

OIL & GAS - (7.97%)
BP PLC ADR	1,339	53,694
Royal Dutch Shell PLC ADR	1,203	53,293
Repsol YPF SA ADR	3,251	55,560
Swift Energy Co. *	569	4,154
Stone Energy Corp. *	697	2,321
		169,022
REAL ESTATE - (0.58%)
Jones Lang LaSalle, Inc.	525	12,211

RETAIL - (4.77%)
Best Buy Co., Inc.	561	21,296
Big Lots, Inc. *	806	16,749
Gap, Inc.	1,134	14,731
Williams-Sonoma, Inc.	1,599	16,118
Wet Seal, Inc. *	5,210	17,506
Yum! Brands, Inc.	534	14,674
		101,074
SEMICONDUCTORS - (1.40%)
Linear Technology Corp.	680	15,626
QLogic Corp. *	1,258	13,989
		29,615
SOFTWARE - (2.25%)
Adobe Systems, Inc. *	593	12,684
Ebix, Inc. *	569	14,140
SYNNEX Corp. *	1,062	20,890
		47,714
TELECOMMUNICATIONS - (10.52%)
ADC Telecommunications, Inc. *	2,374	10,422
BCE, Inc.	1,614	32,119
BT Group PLC ADR	2,619	29,254
Telecom Corp. of New Zealand Ltd. ADR	9,275	60,380
Telefonica SA ADR	853	50,856
TELUS Corp.	1,519	40,041
		223,072
TOYS, GAMES & HOBBIES - (0.62%)
Hasbro, Inc.	527	13,212

TOTAL COMMON STOCK (Cost $)		1,440,729

CORPORATE BONDS - (6.88%)	Principal	Value

ADVERTISING - (0.73%)
Affinion Group, Inc., 11.50%, 10/15/2015	$ 25,000	$ 15,500

BANKS - (0.30%)
Banco Hipotecario SA, 9.75%, 04/27/2016	20,000	6,400

CHEMICALS - (0.12%)
Lyondell Chemical Worldwide, Inc., 9.80%, 02/01/2020 **	25,000	2,500

COMMERCIAL SERVICES - (0.93%)
Ahern Rentals, Inc., 9.25%, 08/15/2013	25,000	8,750
Hertz Corp., 10.50%, 01/01/2016	25,000	10,875
		19,625

CATALYST FUNDS
AMERICA FIRST QUANTITATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
March 31, 2009 (Unaudited)

CORPORATE BONDS - (6.88%) (Continued)	Principal	Value

COMPUTERS - (0.31%)
Unisys Corp., 12.50%, 01/15/2016	$ 25,000	$ 6,531

DIVERSIFIED FINANCIAL SERVICES- (1.32%)
Nuveen Investments, Inc., 10.50%, 11/15/2015 ***	100,000	28,000

ELECTRICAL EQUIPMENT - (0.68%)
Coleman Cable, Inc., 9.875%, 10/01/2012	25,000	14,500

ELECTRONICS - (0.93%)
Stoneridge, Inc., 11.50%, 05/01/2012	25,000	19,625

ENERGY - ALTERNATE SOURCES - (0.30%)
Aventine Renewable Energy Holdings, Inc., 10.00%, 04/01/2017 **	35,000	6,300

HOME BUILDERS - (0.35%)
Beazer Homes USA, Inc., 8.125%, 06/15/2016	35,000	7,525

OFFICE EQUIPTMENT - (0.91%)
IKON Office Solutions, Inc., 7.30%, 11/01/2027	20,000	19,400

TOTAL CORPORATE BONDS (Cost $327,904)		145,906

	Shares	Value
UNIT INVESTMENT TRUSTS - (45.18%)
America First Defensive Growth Portfolio, Series 3 ****	49,472	462,623
America First Income Trends Portfolio, Series 1 ****	45,007	390,166
America First Income Trends Portfolio, Series 2 ****	11,247	104,879
TOTAL UNIT INVESTMENT TRUSTS (Cost $979,660)		957,668

SHORT-TERM INVESTMENTS - (0.45%)
Fidelity Institutional Money Market Fund Class I, 1.02% *****	9,446	9,446
TOTAL SHORT-TERM INVESTMENTS (Cost $9,446)		9,446

TOTAL INVESTMENTS (Cost $) - 120.48%		$ 2,553,749

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (20.48)%		(434,025)

NET ASSETS - 100%		$ 2,119,724

* Non-income producing security.
** Represents issuer in default on interest payment; non-interest producing security.

***     Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

**** Affiliated company. The aggregate fair value of all securities of affiliated companies held in the Fund as of March 31, 2009 amounted to $957,668 representing 45.18% of net assets.
***** Rate shown represents the rate at March 31, 2009, is subject to change and resets daily.

ADR - American Depositary Receipts

The accompanying notes are an integral part of these schedule of investments.

CATALYST FUNDS

AMERICA FIRST QUANTITATIVE STRATEGIES FUND

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2009 (unaudited)

(1)

INVESTMENT VALUATION

Investment Valuation - The net asset values per share of the Fund are determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) U.S. Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotation or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All of these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.  When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects the value, assets are valued at their fair value as determined by the Manager (Note 4) using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls exists, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The net asset values per unit of the Unit Investment Trusts are determined as of the close of regular trading on the NYSE on each day when the NYSE is open for trading.  The Trust generally determines the value of securities using the last sale price for securities traded on a national securities exchange.  In some cases the Trust will price a security based on its fair value after considering appropriate factors relevant to the value of the security.  The Trust will only do this if a security is not principally traded on a national securities exchange or if the market quotes are unavailable or inappropriate.

The Fund adopted Statement on Financial Accounting Standards No. 157 "Fair Value Measurements"("SFAS 157") effective July 1, 2008.  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS 157 applies to fair value measurements already required or permitted by existing standards.  In accordance with SFAS 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date.  In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value.  The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs.  The three-level hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3.

CATALYST FUNDS

AMERICA FIRST QUANTITATIVE STRATEGIES FUND

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2009 (unaudited)

The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of March 31, 2009:

Investments in:	Value	Level 1	Level 2	Level 3
Securities	$ 2,553,749	$ 1,440,729	$ 1,113,020	$ -
Other Financial Instruments	-	-	-	-
Total	$ 2,553,749	$ 1,440,729	$ 1,113,020	$ -

During the period ended March 31, 2009, no securities were fair valued.

(2)

TAX MATTERS

For U.S. federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(deprecation) of investments at March 31, 2009 were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
America First Quantitative Strategies Fund	$2,502,714	$30,183	$(408,841)	$(378,658)
America First Growth Portfolio, Series 2				$-
America First International Growth, Series 1				$-

 (3)

TRANSACTIONS IN SHARES OF AFFILIATES

Investments representing 5% or more of the outstanding voting securities of a portfolio company result in the company being considered an affiliated company, as defined in the 1940 Act.  The aggregate market value of all securities of affiliated companies held in the Fund as of March 31, 2009 amounted to $957,668 representing 45.18% of net assets.  Transactions in the Fund during the nine month period ended March 31, 2009 in which the issuer was an "affiliated person" are as follows:

CATALYST FUNDS

AMERICA FIRST QUANTITATIVE STRATEGIES FUND

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2009 (unaudited)

	America First Defensive Growth Portfolio Series 2	America First Defensive Growth Portfolio Series 3	America First Income Trends Portfolio Series 1	America First Income Trends Portfolio Series 2	Totals
June 30, 2008
Shares	-	-	-	-	-
Cost	$-	$-	$-	$-	$-
Gross Additions
Shares	85,573	49,472	62,424	11,247	$208,716
Cost	$559,011	$445,261	$592,471	$110,031	$1,706,774
Gross Deductions
Shares	(85,573)	-	(17,417)	-	$(102,990)
Cost	$(559,011)	$-	$(168,103)	$-	$(727,114)
March 31, 2009
Shares	-	49,472	45,007	11,247	105,726
Cost	$-	$445,261	$424,368	$110,031	$979,660
Market Value	$-	$462,623	$390,166	$104,879	$957,668
Realized gain (loss)	$(75,334)	$-	$(18,133)	$-	$(93,467)
Investment income	$1,292	$-	$14,358	$460	$16,110

CATALYST FUNDS
EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS

March 31, 2009 (Unaudited)

COMMON STOCK - (90.42%)	Shares	Value

Auto Parts & Equipment - (2.58%)
BorgWarner, Inc.	1,200	$ 24,360

Biotechnology - (15.79%)
AMAG Pharmaceuticals, Inc. *	3,500	128,695
Chelsea Therapeutics International, Ltd. *	13,200	20,196
		148,891

Chemicals - (7.29%)
Agrium, Inc.	450	16,106
Airgas, Inc.	600	20,286
Potash Corp. of Saskatchewan, Inc.	400	32,324
		68,716
Computers - (2.26%)
Western Digital Corp. *	1,100	21,274

Engineering & Construction - (2.22%)
Foster Wheeler AG *	1,200	20,964

Environmental Control - (2.02%)
Stericycle, Inc. *	400	19,092

Healthcare Products - (2.38%)
CardioNet, Inc. *	800	22,448

Home Builders - (2.06%)
DR Horton, Inc.	2,000	19,400

Oil & Gas - (11.20%)
Centerpoint Energy, Inc.	2,800	29,204
EXCO Resources, Inc. *	2,300	23,000
National Oilwell Varco, Inc. *	200	5,742
Noble Corp.	1,000	24,090
Transocean Ltd.	400	23,536
		105,572

Pharmaceuticals - (11.10%)
Allos Therapeutics, Inc. *	1,700	10,506
Cephalon, Inc. *	400	27,240
Inspire Pharmaceuticals, Inc. *	6,000	24,360
King Pharmaceuticals, Inc. *	3,000	21,210
XenoPort, Inc. *	1,100	21,296
		104,612

Pipelines - (9.96%)
El Paso Corp.	4,100	25,625
Kinder Morgan Management, LLC	1,119	45,610
ONEOK, Inc.	1,000	22,630
		93,865

COMMON STOCK - (90.42%) (continued)	Shares	Value

Real Estate Investment Trusts - (3.71%)
Hatteras Financial Corp.	1,400	$ 34,986

Savings & Loans - (3.10%)
Hudson City Bancorp, Inc.	2,500	29,225

Semiconductors - (3.62%)
Lam Research Corp. *	1,500	34,155

Software - (5.12%)
CA, Inc.	1,200	21,132
Citrix Systems, Inc. *	1,200	27,168
		48,300

Telecommunications - (6.01%)
American Tower Corp. *	600	18,258
Leap Wireless International, Inc. *	1,100	38,357
		56,615

TOTAL COMMON STOCK (Cost $815,548)		852,475

SHORT-TERM INVESTMENTS - (3.27%)
Fidelity Institutional Money Market Fund Class I, 1.02% **	30,799	30,799
TOTAL SHORT-TERM INVESTMENTS - (Cost $30,799)		30,799

TOTAL INVESTMENTS (Cost $846,347) - 93.69%		$ 883,274

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 6.31%		59,508

NET ASSETS - 100.00%		$ 942,782

* Non-income producing security.
** Rate shown represents the rate at March 31, 2009, is subject to change and resets daily.

These accompanying notes are an integral part of this schedule of investments.

CATALYST FUNDS

EVENTIDE GILEAD FUND

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2009 (unaudited)

INVESTMENT VALUATION

The net asset value per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.  When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls exists since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The Fund adopted Statement on Financial Accounting Standards No. 157 "Fair Value Measurements" ("SFAS 157") on July 8, 2008.  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  The Fund does not believe adoption of SFAS No. 157 has made a material impact on the Fund’s financial statements.  In accordance with SFAS 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date.  In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value.  The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The valuation techniques used to measure fair value should maximize the use of observable inputs and

CATALYST FUNDS

EVENTIDE GILEAD FUND

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2009 (unaudited)

minimize the use of unobservable inputs.  The three-level hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3.

The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ net assets as of March 31, 2009:

Level	Eventide Gilead Fund
Level 1	$ 852,475
Level 2	30,799
Level 3	-
Total	$ 883,274

SECURITIES SOLD SHORT

The Fund may sell securities short.  A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities.  To deliver the securities to the buyer, the Fund must arrange through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.  The Fund will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decrease or increase between the date of the short sale and the date on which the Fund purchases the securities to replace the borrowed securities that have been sold.

For U.S. Federal income tax purposes, the cost of securities owned , gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at March 31, 2009 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
$ 868,244	$ 63,634	$ (48,604)	$ 15,030

The difference between book basis and tax-basis unrealized depreciation at March 31, 2009 is attributable primarily to the tax deferral of losses on wash sales.

CATALYST FUNDS
COMPASS EMP CONSERVATIVE TO MODERATE FUND
SCHEDULE OF INVESTMENTS
March 31, 2009 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - (95.20%)

Asset Allocation Fund - (5.49%)
PowerShares DB G10 Currency Harvest Fund *	28,645	$ 587,795

Commodity Fund - (5.50%)
PowerShares DB Commodity Index Tracking Fund *	29,445	588,900

Debt Fund - (39.78%)
iShares Barclays Aggregate Bond Fund	32,393	3,286,918
SPDR Barclays Capital International Treasury Bond ETF	18,996	971,645
		4,258,563
Equity Fund - (44.43%)
iShares Cohen & Steers Realty Majors Index Fund	18,718	519,612
PowerShares Dynamic Developed International Opportunities Portfolio	61,002	582,569
PowerShares Dynamic Market Portfolio	19,970	590,113
PowerShares FTSE RAFI Emerging Markets Portfolio	14,756	196,402
PowerShares FTSE RAFI US 1000 Portfolio	16,895	493,334
PowerShares Preferred Portfolio	97,151	944,308
PowerShares S&P 500 BuyWrite Portfolio	34,445	587,632
PowerShares Zacks Small Cap Portfolio	15,840	195,941
WisdomTree DEFA Fund	14,051	451,459
WisdomTree International Real Estate Fund	11,504	196,028
		4,757,398

TOTAL EXCHANGE TRADED FUNDS (Cost $10,048,372)		10,192,656

SHORT-TERM INVESTMENTS - (7.70%)
Fidelity Institutional Money Market Portfolio - 0.93% **	823,939	823,939
TOTAL SHORT-TERM INVESTMENTS (Cost $823,939)		823,939

Total Investments (Cost $10,872,311) - 102.90%		$ 11,016,595

Liabilities in Excess of Other Assets, Net - (2.90%)		(310,566)

Net Assets - 100%		$ 10,706,029

* Non-income producing security.
** Rate shown represents the rate at March 31, 2009, is subject to change and resets daily.

The accompanying notes are an integral part of these schedules of investments.
CATALYST FUNDS
COMPASS EMP LONG-TERM GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2009 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - (96.98%)

Asset Allocation Fund - (13.14%)
PowerShares DB G10 Currency Harvest Fund *	27,726	$ 568,937

Commodity Fund - (13.19%)
PowerShares DB Commodity Index Tracking Fund *	28,543	570,860

Equity Fund - (70.65%)
iShares Cohen & Steers Realty Majors Index Fund	9,323	258,806
PowerShares Dynamic Developed International Opportunities Portfolio	59,146	564,844
PowerShares Dynamic Market Portfolio	18,451	545,227
PowerShares FTSE RAFI Emerging Markets Portfolio	14,268	189,907
PowerShares FTSE RAFI US 1000 Portfolio	6,475	189,070
PowerShares S&P 500 BuyWrite Portfolio	33,043	563,714
PowerShares Zacks Small Cap Portfolio	15,616	193,170
WisdomTree DEFA Fund	11,198	359,792
WisdomTree International Real Estate Fund	11,341	193,251
		3,057,781

TOTAL EXCHANGE TRADED FUNDS (Cost $4,237,254)		4,197,578

SHORT-TERM INVESTMENTS - (10.81%)
Fidelity Institutional Money Market Portfolio - 0.93% **	467,993	467,993
TOTAL SHORT-TERM INVESTMENTS - (Cost $467,993)		467,993

Total Investments (Cost $4,705,247) - 107.79%		$ 4,665,571

Liabilities in Excess of Other Assets, Net - (7.79%)		(337,225)

Net Assets - 100%		$ 4,328,346

* Non-income producing security.
** Rate shown represents the rate at March 31, 2009, is subject to change and resets daily.

The accompanying notes are an integral part of these schedules of investments.

CATALYST FUNDS

COMPASS EMP CONSERVATIVE TO MODERATE FUND

COMPASS EMP LONG-TERM GROWTH FUND

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2009 (Unaudited)

INVESTMENT VALUATION

The net asset value per share of the Funds are determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.   When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by Compass Advisory Group, LLC (the "Manager"), the Funds’ investment manager, using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls exists, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The Compass EMP Conservative to Moderate Fund (the "Conservative to Moderate Fund") and Compass EMP Long-Term Growth Fund (the "Long-Term Growth Fund")  adopted Statement on Financial Accounting Standards No. 157 "Fair Value Measurements" ("SFAS 157") effective December 31, 2008. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS 157 applies to fair value measurements already required or permitted by existing standards.  In accordance with SFAS 157, fair value is defined as the price that would be received by the Funds upon selling an asset or paid by the Funds to transfer a liability in an orderly transaction between market participants at the measurement date.  In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value.  The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own

CATALYST FUNDS

COMPASS EMP CONSERVATIVE TO MODERATE FUND

COMPASS EMP LONG-TERM GROWTH FUND

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2009 (Unaudited)

assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs.  The three-level hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3.

The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ net assets as of March 31, 2009:

	Conservative to	Long-Term
Level	Moderate Fund	Growth Fund
Level 1	$ 10,192,656	$ 4,197,578
Level 2	823,939	467,993
Level 3	-	-
Total	$ 11,016,595	$ 4,665,571

For U.S. federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation (depreciation) of investments at March 31, 2009 for each Fund were as follows:

		Gross	Gross	Net
Fund	Cost	Appreciation	Depreciation	Depreciation
Conservative to Moderate Fund	$ 10,872,311	$ 295,333	$ (151,049)	$ 144,284
Long-Term Growth Fund	4,705,247	93,255	(132,931)	(39,676)

Item 2. Controls and Procedures.

a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the

Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Catalyst Fund

By:   /s/ Christopher F. Anci

   ---------------------------------------------

Name:  Christopher Anci

Title: Principal Executive Officer

Date:  May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the

Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Christopher F. Anci

    ---------------------------------------------

Name:  Christopher Anci

Title: Principal Executive Officer

Date:  May 29, 2009

By:    /s/ David F. Ganley

   ---------------------------------------------

Name:   David F. Ganley

Title:  Principal Financial Officer

Date:   May 29, 2009

 Certification Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

I, Christopher F. Anci, certify that:

1.

I have reviewed this report on Form N-Q of the Catalyst Funds  (the “registrant”);

2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3 (d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such  disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles:

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.

The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of Trustees (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are  reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

 (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

      /s/ Christopher F. Anci

Date: May 29, 2009                            _____________________________

                                                             Christopher F. Anci, President

Certification Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

I, David F. Ganley, certify that:

1

I have reviewed this report on Form N-Q of the Catalyst Funds (the “registrant”);

2

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3

Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4

The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3 (d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such  disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles:

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5

The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of Trustees (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are  reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

 (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

                                                          /s/ David F. Ganley

Date: May 29, 20098

   ___________________________

                                                          David F. Ganley, Treasurer